Summary of Significant Accounting Policies (Details) - Schedule of disaggregated its revenue - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of disaggregated its revenue [Abstract]
Listing service fees		$ 6,900,561	$ 8,405,211
Transaction fees		24,462,861	7,075,283
Marketing service fees		5,750,901	1,370,164
Other revenues	[1]	482,137	588,144
Total		$ 37,596,460	$ 17,438,802

[1]	Including $233,157 and $213,172 for the years ended December 31, 2021 and 2020, respectively, from related parties.